                                                             File Nos. 333-63089
                                                                        811-7769

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 3

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 10

                             SEPARATE ACCOUNT KG OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                     440 Lincoln Street Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485.
             ---
              X   on September 1, 1999 pursuant to paragraph (b) of Rule 485
             ---
                  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
             ---
                  On (date) pursuant to paragraph (a)(1) of Rule 485.
             ---
                  This post-effective amendment designates a new effective date
             ---   for a previously filed post-effective amendment.

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1998 was filed on or before March 30, 1999.

This Post-Effective Amendment No. 3 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus and Statement of Additional Information of Separate Account KG of First Allmerica Financial Life Insurance Company dated May 1, 1999 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 2 on June 15, 1999 and is incorporated by reference herein.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.     CAPTION IN PROSPECTUS
-----------------     ---------------------
1............................Cover Page

2............................Special Terms

3............................Summary of Fees and Expenses; Summary of Contract Features

4............................Condensed Financial Information; Performance Information

5............................Description of the Companies, the Variable Accounts, Kemper Variable Series
                             and Scudder Variable Life Investment Fund

6............................Charges and Deductions

7............................Description of the Contract

8............................Electing the Form of Annuity and the Annuity Date; Description of Variable
                             Annuity Payout Options; Annuity Benefit Payments

9............................Death Benefit

10...........................Payments; Computation of Values; Distribution

11...........................Surrender; Withdrawals; Texas Optional Retirement Program

12...........................Federal Tax Considerations

13...........................Legal Matters

14...........................Statement of Additional Information-Table of Contents
FORM N-4 ITEM NO      CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION
----------------      -----------------------------------------------
15...........................Cover Page

16...........................Table of Contents

17...........................General Information and History

18...........................Services

19...........................Underwriters

20...........................Underwriters


21...........................Performance Information

22...........................Annuity Benefit Payments

23...........................Financial Statements

                               SEPARATE ACCOUNT KG
                             KEMPER GATEWAY ADVISOR

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                  SUPPLEMENT TO PROSPECTUS DATED JUNE 23, 1999

                                       ***
A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the Kemper Index 500 Portfolio of the Kemper Variable Series. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. KEMPER GATEWAY ADVISOR VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile the word "twenty-three" is substituted for the word "twenty-two" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-3 of the Profile, "Kemper Index 500" is added after Kemper alue+Growth to the listing of investment options.

Under "5. EXPENSES" in the Profile, the following is added to the table and footnote on pages P-4 and P-5:

                                            A               B               C             D            E

                                                                                           TOTAL ANNUAL
                                                                                        EXPENSES AT END OF
                                      TOTAL ANNUAL    TOTAL ANNUAL                      -------------------
                                        INSURANCE       PORTFOLIO      TOTAL ANNUAL
PORTFOLIO                                CHARGES        EXPENSES         CHARGES        1 YEAR     10 YEARS
---------                                -------        --------         -------        ------     --------
Kemper Index 500 Portfolio ***......      1.44%           0.55%           1.99%          $20         $228

*** This portfolio commenced operations in September, 1999. Charges have been annualized. The charges reflect any expense reimbursements and/or fee waivers. For more detailed information, see the Fee Table in the Prospectus.

"KEMPER INDEX 500" is added after Kemper Value+Growth in the listing of Portfolios on page 1 of the Prospectus.

Under "UNDERLYING PORTFOLIO (OR PORTFOLIOS)" on page 7 of the Prospectus, the word "twenty-three" is substituted for the word "twenty-two" under "SPECIAL TERMS".

The following information on the Kemper Index 500 Portfolio is added to the Annual Portfolio Expenses table and footnotes on pages 9 and 10 of the
Prospectus:

                                           Management Fee            Other Expenses        Total Portfolio Expenses
                                        (after any voluntary           (after any             (after any waivers/
Portfolio                                     waivers)               reimbursements)            reimbursements)
---------                                     --------               ---------------            ---------------
Kemper Index 500 ***................            0.26%                     0.29%                    0.55%(5)

*** These portfolios commenced operations in September, 1999. Charges have been annualized. The charges reflect any expense reimbursements and/or fee waivers. For more detailed information, see the Fee Table in the Prospectus.

(5) The investment manager for the Kemper Index 500 Portfolio has agreed to limit total operating expenses of the Portfolio to 0.55%. This limitation will be effective from the commencement of operations through April 30, 2000. Without taking into effect this expense cap, for the Kemper Index 500 Portfolio, management fees are estimated to be 0.45%; other expenses are estimated to be 0.29%; and total operating expenses are estimated to be 0.79%.

The following cumulative expense information is added to Examples (1), (2), and
(3) on pages 12 through 14 of the Prospectus:

(1)                                      1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                         ------         -------         -------        --------
Kemper Index 500....................       $20            $62             $106           $228
(2)                                      1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                         ------         -------         -------        --------
Kemper Index 500....................       $22            $69             $118           $254
(3)                                      1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                         ------         -------         -------        --------
Kemper Index 500....................       $25            $77             $131           $279

Under "WHAT IS THE KEMPER GATEWAY ADVISOR VARIABLE ANNUITY" on page 15 of the Prospectus, the number "23" is substituted for the number "22" in the second bullet.

Under "WHAT ARE MY INVESTMENT CHOICES?" on page 18 of the Prospectus, "Kemper Index 500" is inserted after Kemper Value+Growth.

Under "WHO ARE THE PORTFOLIO MANAGERS?" on page 19 of the Prospectus, the following is inserted as the fourth sentence in that paragraph:

Bankers Trust Company is the sub-adviser for the Kemper Index 500 Portfolio.

Under "THE VARIABLE ACCOUNTS" on page 26 of the Prospectus, the first sentence of the first paragraph is amended to read as follows:

Each Company maintains a separate investment account called Separate Account KG (the "Variable Account") with 31 Sub-Accounts, all of which are available under this Contract.

The following summary of the investment objective of the Kemper Index 500 Portfolio(1) is inserted as the fourteenth Portfolio summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 28 of the Prospectus:

         KEMPER INDEX 500 PORTFOLIO - seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes stocks of large U.S. companies.

Under "INVESTMENT MANAGEMENT SERVICES" on page 30 of the Prospectus, the following is inserted as the last sentence in the first paragraph:

Bankers Trust Company is the sub-adviser for the Kemper Index 500 Portfolio.

Under "INVESTMENT MANAGEMENT SERVICES" on page 31 of the Prospectus, the third paragraph is amended to read as follows:

The Kemper Aggressive Growth, Kemper Technology Growth, Kemper-Dreman High Return Equity, Kemper-Dreman Financial Services and Kemper Global Blue Chip Portfolios each pay Scudder Kemper an investment management fee, payable monthly, at 1/12th of the following annual rates based on the average daily net assets of each Portfolio.

Kemper Aggressive Growth
Portfolio, Kemper               0.75% for the first $250 million, 0.72% for the
Technology Growth               next $750 million, 0.70% for the next $1.5
Portfolio, Kemper-Dreman        billion, 0.68% for the next $2.5 billion, 0.65%
High Return Equity Portfolio    for the next $2.5 billion, 0.64% for the next
and Kemper-Dreman               $2.5 billion, 0.63% for the next $2.5 billion
Financial Services Portfolio .. and 0.62% over $12.5 billion.

 Kemper Global Blue Chip        1.00% for the first $250 million, 0.95% for the
    Portfolio.................. next $750 million and 0.90% over $1 billion.

 Kemper Index 500 Portfolio...  0.45% for the first $200 million, 0.42% for the next $550 million, 0.40% for the next $1.25 billion, 0.38% for the next $3 billion, and 0.35% for amounts over $5 billion.

Under "INVESTMENT MANAGEMENT SERVICES" on page 31 of the Prospectus, the last sentence in the fourth paragraph is amended as follows:

A sub-advisory fee is payable monthly, at 1/12th of the annual rate of .24% of the first $250 million of each Portfolio's average daily net assets, .23% of average daily net assets between $250 million and $1 billion, .224% of average daily net assets between $1 billion and $2.5 billion, .218% of average daily net assets between $2.5 billion and $5 billion, .208% of average daily net assets between $5 billion and $7.5 billion, .205% of average daily net assets between $7.5 billion and $10 billion, .202% of average daily net assets between $10 billion and $12.5 billion and .198% of each Portfolio's average daily net assets over $12 billion.


__________________________

(1) "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-" "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Scudder Kemper Investments, Inc. The Kemper Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.

Under "INVESTMENT MANAGEMENT SERVICES" on page 31 of the Prospectus, the following is inserted as the last sentence in the fourth paragraph:

Scudder Kemper also pays Bankers Trust Company a sub-advisory fee for its services to the Kemper Index 500 Portfolio. A sub-advisory fee is payable monthly at 1/12th of the following annual rates: 0.08% of the first $200 million of the Portfolio's average daily net assets, 0.05% of average daily net assets of the next $550 million, and 0.025% of average daily net assets over $750 million.

                                       ***

Under "(3) ANNUAL PORTFOLIO EXPENSES" on page 10 of the Prospectus, footnotes
(1) and (2) are amended to read as follows:


(1) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Aggressive Growth, Kemper Technology Growth, Kemper-Dreman Financial Services, Kemper-Dreman High Return Equity, Kemper International Growth and Income, Kemper Global Blue Chip and Kemper Global Income Portfolios of Kemper Variable Series to the levels set forth in the table above. Without taking into effect these expense caps, for the Aggressive Growth, Technology Growth, Financial Services, High Return Equity, International Growth and Income, Global Blue Chip and Global Income Portfolios of Kemper Variable Series management fees are estimated to be 0.75%, 0.75%, 0.75%, 0.75%, 1.00%, 1.00% and 0.75%, respectively; other expenses are estimated to be 0.28%, 0.29%, 0.97%, 0.45%, 18.54%, 11.32% and 0.33%,
         respectively; and total operating expenses are estimated to be 1.03%, 1.04%, 1.72%, 1.20%, 19.54%, 12.32%, and 1.08%, respectively. In addition, for Kemper International Growth and Income and Kemper Global Blue Chip Portfolios, the investment manager has agreed to limit its management fee to 0.70% and 0.85%, respectively, for such Portfolios for one year from May 1, 1999.

(2) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Kemper Value+Growth Portfolio (0.84%), Kemper Contrarian Value Portfolio (0.80%), Kemper Small Cap Value Portfolio (0.84%), Kemper Horizon 5 Portfolio (0.97%), Kemper Horizon 10+ Portfolio (0.83%), Kemper Horizon 20+ Portfolio (0.93%), Kemper Investment Grade Bond Portfolio (0.80%), and Kemper Blue Chip Portfolio (0.95%). The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.

Under "INVESTMENT MANAGEMENT SERVICES" on page 31 of the Prospectus, the fifth paragraph is amended to read as follows:

For its advisory services to the Scudder Global Discovery, Scudder Growth and Income, Scudder International and Scudder Capital Growth Portfolios, Scudder Kemper receives compensation monthly at the following annual rate for each
Portfolio:

                                                  PERCENT OF THE AVERAGE
                                                  DAILY NET ASSET VALUES
               PORTFOLIO                             OF EACH PORTFOLIO
               ---------                             -----------------
Scudder Global Discovery                                  0.975%
Scudder Growth and Income                                 0.475%
Scudder International
  First $500,000,000                                      0.875%
  Over $500,000,000                                       0.725%
Scudder Capital Growth
  First $500,000,000                                      0.475%
  Next $500,000,000                                       0.450%
  Over $1,000,000,000                                     0.425%


Supplement Dated September 1, 1999

                               SEPARATE ACCOUNT KG
                             KEMPER GATEWAY ADVISOR
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                ------------------------------------------------

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 23, 1999


                                       ***

The third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety to read as follows:

Currently, 31 Sub-Accounts of the Variable Account are available under Contract Form 3027-98 (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Kemper Variable Series ("KVS"), Scudder Variable Life Investment Fund ("Scudder VLIF"), Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible Fund") or the Janus Aspen Series ("Janus Aspen"), open-end, registered management investment companies. Twenty-three different portfolios of KVS are available under the Contract: the Kemper Aggressive Growth Portfolio, Kemper Technology Growth Portfolio, Kemper-Dreman Financial Services Portfolio, Kemper Small Cap Growth Portfolio, Kemper Small Cap Value Portfolio, Kemper-Dreman High Return Equity Portfolio, Kemper International Portfolio, Kemper International Growth and Income Portfolio, Kemper Global Blue Chip Portfolio, Kemper Growth Portfolio, Kemper Contrarian Value Portfolio, Kemper Blue Chip Portfolio, Kemper Value+Growth Portfolio, Kemper Index 500 Portfolio, Kemper Horizon 20+ Portfolio, Kemper Total Return Portfolio, Kemper Horizon 10+ Portfolio, Kemper High Yield Portfolio, Kemper Horizon 5 Portfolio, Kemper Global Income Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Government Securities Portfolio, and Kemper Money Market Portfolio. Four portfolios of Scudder VLIF are available under the Contract: the Scudder International Portfolio, Scudder Global Discovery Portfolio, Scudder Capital Growth Portfolio, and Scudder Growth and Income Portfolio. One portfolio of Dreyfus Investment Portfolios is available under the Contract: the Dreyfus MidCap Stock Portfolio. One portfolio of the Dreyfus Socially Responsible Fund is available under the Contract: the Dreyfus Socially Responsible Growth Fund. Two portfolios of Janus Aspen are available under the Contract: the Janus Aspen Growth Portfolio and the Janus Aspen Growth and Income Portfolio (together, the "Underlying Portfolios"). Each Underlying Portfolio available under the Contract has its own investment objectives and certain attendant risks.

                                       ***

Footnote 21 under "Notes to Financial Statements" on page F-41 is deleted and replaced in its entirety with the following:

21.   EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT
      (UNAUDITED)

During the second quarter of 1999, AFC approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). AFC is pursuing a sale of its EBS business during the second half of 1999. During the third quarter of 1998, the Company ceased writing new premium in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of FAFLIC's group life and health insurance business, including its reinsurance pool business, are reported in the Consolidated Statements of Income as discontinued operations in the second quarter of 1999 in accordance with Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations-Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB No. 30"). At December 31, 1998, the businesses had assets of approximately $480.9 million consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $445.3 million consisting primarily of policy liabilities. Revenues for the discontinued operations were $398.5 million, $389.2 million and $356.4 million for the years ended December 31, 1998, 1997 and 1996, respectively. Net (loss) income for the discontinued operations was ($13.3) million, $16.6 million, and $17.0 million for the years ended December 31, 1998, 1997 and 1996, respectively.

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes include the transfer of FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, from FAFLIC to AFC. FAFLIC has retained its ownership of AFLIAC and certain other subsidiaries. Under an agreement with the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), AFC has contributed to FAFLIC capital of $125.0 million and agreed to maintain FAFLIC's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 would require the prior approval of the Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

In 1998, the net income of the subsidiaries, which is included in FAFLIC's net income, to be transferred from FAFLIC to AFC pursuant to the aforementioned change in corporate structure was $95.7 million. As of December 31, 1998, the total assets and total shareholders' equity of these subsidiaries were $4,033.0 million and $1,264.1 million, respectively.

On May 19, 1999, the Federal District Court in Worcester, Massachusetts issued an order relating to the litigation mentioned in Note 18, above, certifying the class for settlement purposes and granting final approval of the settlement agreement.

Prior to the aforementioned change in AFC's corporate structure, on May 5, 1999 and May 11, 1999, Allmerica P&C redeemed 1,273.9 shares and 4,142.0 shares of its issued and outstanding common stock owned by AFC for $50.0 million and $175.0 million, respectively. The May 5, 1999 and May 11, 1999 transactions consisted of cash and short-term securities. After the May 11, 1999 transaction, FAFLIC's ownership of Allmerica P&C increased to 84.52%.

                                      * * *









Supplement Dated September 1, 1999

                            PART C. OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

        Financial Statements Included in Part B
        Financial Statements for First Allmerica Financial Life Insurance
        Company
        Financial Statements for Separate Account KG of First Allmerica Financial Life Insurance Company were previously filed on June 15, 1999 in Post-Effective Amendment No. 2, and are incorporated by reference herein.

        Financial Statements Included in Part C
        None

     (b) EXHIBITS

         EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and is incorporated by reference herein.

         EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

         EXHIBIT 3    (a)     Underwriting and Administrative Services Agreement
                              was previously filed on April 30, 1998
                              (Registration Statement No. 811-7769) in
                              Post-Effective Amendment No. 3, and is
                              incorporated by reference herein.

                      (b) Wholesaling Agreement was previously filed on November 26, 1996 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

                      (c) Revised commission schedule was previously filed on December 8, 1998 in Pre-Effective Amendment No. 1, and is incorporated by reference herein. Sales Agreements with Commission Schedule were previously filed on April 30, 1998 (Registration Statement No. 811-7769) in Post-Effective Amendment No. 3, and are incorporated by reference herein.

                      (d) Sales Agreement with Chase was previously filed on April 30, 1998 (Registration Statement No. 811-7769) in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                      (e) General Agent's Agreement was previously filed on April 30, 1998 (Registration Statement No. 811-7769) in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                      (f) Career Agent Agreement was previously filed on April 30, 1998 (Registration Statement No. 811-7769) in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                      (g) Registered Representative's Agreement was previously filed on April 30, 1998 in (Registration Statement No. 811-7769) in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                      (h) Form of Indemnification Agreement with Scudder Kemper was previously filed on April 30, 1998 (Registration Statement No. 811-7769) in Post-Effective Amendment No. 3, and is incorporated by reference herein.

         EXHIBIT 4 Draft Contract Form 3027-98 was previously filed on December 8, 1998 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

         EXHIBIT 5 Application Form SML1446K was previously filed on December 8, 1998 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

         EXHIBIT 6 The Depositor's Articles of Incorporation, as amended, effective October 1, 1995 to reflect its new name, and Bylaws were previously filed on August 16, 1996 in Registrant's Initial Registration Statement, and are incorporated by reference herein.

         EXHIBIT 7    Not Applicable.

         EXHIBIT 8    (a)     BFDS Agreements for lockbox and mailroom services
                              were previously filed on April 30, 1998
                              (Registration Statement No. 811-7769) in
                              Post-Effective Amendment No. 3, and are
                              incorporated by reference herein.

                      (b) Form of Scudder Services Agreement was previously filed on April 30, 1998 (Registration Statement No. 811-7769) in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                      (c)     Directors' Power of Attorney is filed herewith.

         EXHIBIT 9    Opinion of Counsel is filed herewith.

         EXHIBIT 10   Consent of Independent Accountants is filed herewith.

         EXHIBIT 11   None.

         EXHIBIT 12   None.

         EXHIBIT 13   Not Applicable.

         EXHIBIT 14   Not Applicable

         EXHIBIT 15   (a)     Participation Agreement with Kemper was previously
                              filed on November 6, 1996 in Pre-Effective
                              Amendment No.1, and is incorporated by reference herein.

                      (b) Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 (Registration Statement No. 811-7769) in Post-Effective Amendment No. 3, and is incorporated by reference herein.

ITEM 25.      DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY            PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------            -----------------------------------------------
Bruce C. Anderson                         Director (since 1996), Vice President (since 1984) and Assistant
  Director, Vice President and            Secretary (since 1992) of First Allmerica
  Assistant Secretary

Warren E. Barnes                          Vice President (since 1996) and Corporate Controller (since 1998) of
  Vice President and                      First Allmerica
  Corporate Controller

Robert E. Bruce                           Director and Chief Information Officer (since 1997) and Vice
  Director, Vice President and Chief      President (since 1995) of First Allmerica; and Corporate Manager
  Information Officer                     (1979 to 1995) of Digital Equipment Corporation

Mary Eldridge                             Secretary (since 1999) of Allmerica Financial; Secretary (since
  Secretary                               1999) of Allmerica Investments, Inc.; and Secretary (since 1999) of
                                          Allmerica Financial Investment Management Services, Inc.

John P. Kavanaugh                         Director and Chief Investment Officer (since 1996) and Vice
  Director, Vice President and            President (since 1991) of First Allmerica; and Vice President (since
  Chief Investment Officer                1998) of Allmerica Financial Investment Management Services, Inc.

John F. Kelly                             Director (since 1996), Senior Vice President (since 1986), General
  Director, Senior Vice President,        Counsel (since 1981) and Assistant Secretary (since 1991) of First
  General Counsel and Assistant           Allmerica; Director (since 1985) of Allmerica Investments, Inc.; and
  Secretary                               Director (since 1990) of Allmerica Financial Investment Management
                                          Services, Inc.

J. Barry May                              Director (since 1996) of First Allmerica; Director and President
  Director                                (since 1996) of The Hanover Insurance Company; and Vice President
                                          (1993 to 1996) of the Hanover Insurance Company

James R. McAuliffe                        Director (since 1996) of First Allmerica; Director (since 1992),
  Director                                President (since 1994) and Chief Executive Officer (since 1996) of
                                          Citizens Insurance Company of America

John F. O'Brien                           Director, President and Chief Executive Officer (since 1989) of
  Director, President and Chief           First Allmerica; Director (since 1989) of Allmerica Investments,
  Executive Officer                       Inc.; and Director and Chairman of the Board (since 1990) of
                                          Allmerica Financial Investment Management Services, Inc.

Edward J. Parry, III                      Director and Chief Financial Officer (since 1996) and Vice
  Director, Vice President,               President and Treasurer (since 1993) of First Allmerica; Treasurer
  Chief Financial Officer and             (since 1993) of Allmerica Investments, Inc.; and Treasurer (since
  Treasurer                               1993) of Allmerica Financial Investment Management Services, Inc.


Richard M. Reilly                         Director (since 1996) and Vice President (since 1990) of First
  Director and Vice President             Allmerica; Director (since 1990) of Allmerica Investments, Inc.; and
                                          Director and President (since 1998) of Allmerica Financial
                                          Investment Management Services, Inc.


Robert P. Restrepo, Jr.                   Director and Vice President (since 1998) of First Allmerica; Chief
  Director and Vice President             Executive Officer (1996 to 1998) of Travelers Property & Casualty;
                                          Senior Vice President (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                          Director (since 1996) and Vice President (since 1990) of First
Director and Vice President               Allmerica; Director (since) 1991 of Allmerica Investments, Inc.; and
                                          Director (since 1991) of Allmerica Financial Investment Management
                                          Services, Inc.

Phillip E. Soule                          Director (since 1996) and Vice President (since 1987) of First
  Director and Vice President             Allmerica

ITEM 26.   PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica        Financial      Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
       |                                                               |                                               |
       |                                  ___________________________________________________________          ________________
       |                                          |                    |                  |                            |
       |                                         100%                99.2%               100%                         100%
       |                                      Advantage            Allmerica           Allmerica                First Sterling
       |                                      Insurance              Trust           Financial Life               Reinsurance
       |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
       |                                                                            Annuity Company                 Limited
       |
       |                                       Delaware       Federally Chartered      Delaware                     Bermuda
       |                                                               |
       |                                       ________________________________________________________________
       |                                               |               |               |               |
       |                                              100%            100%            100%            100%
       |                                            Allmerica       Allmerica       Allmerica       Allmerica
       |                                          Investments,     Investment       Financial       Financial
       |                                              Inc.         Management      Investment       Services
       |                                                          Company, Inc.    Management       Insurance
       |                                                                         Services, Inc.    Agency, Inc.
       |
       |                                         Massachusetts   Massachusetts   Massachusetts   Massachusetts
       |
________________________________________________________________
       |              |                |               |
      100%           100%             100%            100%
    Allmerica   Sterling Risk       Allmerica       Allmerica
    Property      Management     Benefits, Inc.       Asset
  & Casualty   Services, Inc.                      Management,
Companies, Inc.                                      Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



_______________   ----------------   ----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


          _______________   ________________
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                           FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


NAME                                           ADDRESS                        TYPE OF BUSINESS
----                                           -------                        ----------------
AAM Equity Fund                                440 Lincoln Street             Massachusetts Grantor Trust
                                               Worcester MA 01653

AAM Growth &  Income Fund, L.P.                440 Lincoln Street             Limited Partnership
                                               Worcester MA 01653


Advantage Insurance Network, Inc.              440 Lincoln Street             Insurance Agency
                                               Worcester MA 01653

AFC Capital Trust I                            440 Lincoln Street             Statutory Business Trust
                                               Worcester MA 01653

Allmerica Asset Management Limited             440 Lincoln Street             Investment advisory services
                                               Worcester MA 01653

Allmerica Asset Management, Inc.               440 Lincoln Street             Investment advisory services
                                               Worcester MA 01653

Allmerica Benefits, Inc.                       440 Lincoln Street             Non-insurance medical services
                                               Worcester MA 01653
Allmerica Equity Index Pool                    440 Lincoln Street             Massachusetts Grantor Trust
                                               Worcester MA 01653

Allmerica Financial Alliance Insurance         100 North Parkway              Multi-line property and
Company                                        Worcester MA 01605             casualty insurance

Allmerica Financial Benefit Insurance          100 North Parkway              Multi-line property and
Company                                        Worcester MA 01605             casualty insurance

Allmerica Financial Corporation                440 Lincoln Street             Holding Company
                                               Worcester MA 01653

Allmerica Financial Insurance Brokers,         440 Lincoln Street             Insurance Broker
Inc.                                           Worcester MA 01653

Allmerica Financial Life Insurance and         440 Lincoln Street             Life insurance, accident and



Annuity Company (formerly known as             Worcester MA 01653             health insurance, annuities,
SMA Life Assurance Company)                                                   variable annuities and
                                                                              variable life insurance

Allmerica Financial Services Insurance         440 Lincoln Street             Insurance Agency
Agency, Inc.                                   Worcester MA 01653

Allmerica Funding Corp.                        440 Lincoln Street             Special purpose funding
                                               Worcester MA 01653             vehicle for commercial paper

Allmerica, Inc.                                440 Lincoln Street             Common employer for Allmerica
                                               Worcester MA 01653             Financial Corporation entities

Allmerica Financial Investment Management      440 Lincoln Street             Investment advisory services
Services, Inc.                                 Worcester MA 01653
(formerly known as Allmerica Institutional
Services, Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                440 Lincoln Street             Investment advisory services
Company, Inc.                                  Worcester MA 01653

Allmerica Investments, Inc.                    440 Lincoln Street             Securities, retail
                                               Worcester MA 01653             broker-dealer

Allmerica Investment Trust                     440 Lincoln Street             Investment Company
                                               Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.          440 Lincoln Street             Insurance Agency
                                               Worcester MA 01653

Allmerica Property & Casualty                  440 Lincoln Street             Holding Company
Companies, Inc.                                Worcester MA 01653

Allmerica Securities Trust                     440 Lincoln Street             Investment Company
                                               Worcester MA 01653

Allmerica Services Corporation                 440 Lincoln Street             Internal administrative
                                               Worcester MA 01653             services provider to Allmerica
                                                                              Financial Corporation entities

Allmerica Trust Company, N.A.                  440 Lincoln Street             Limited purpose national trust
                                               Worcester MA 01653             company

AMGRO, Inc.                                    100 North Parkway              Premium financing
                                               Worcester MA 01605

Citizens Corporation                           440 Lincoln Street             Holding Company
                                               Worcester MA 01653

Citizens Insurance Company of America          645 West Grand River           Multi-line property and
                                               Howell MI 48843                casualty insurance

Citizens Insurance Company of Illinois         333 Pierce Road                Multi-line property and
                                               Itasca IL 60143                casualty insurance

Citizens Insurance Company of the              3950 Priority Way South        Multi-line property and
Midwest                                        Drive, Suite 200               casualty insurance


                                               Indianapolis IN 46280

Citizens Insurance Company of Ohio             8101 N. High Street            Multi-line property and
                                               P.O. Box 342250                casualty insurance
                                               Columbus OH 43234

Citizens Management, Inc.                      645 West Grand River           Services management company
                                               Howell MI 48843

Financial Profiles                             5421 Avenida Encinas
                                               Carlsbad, CA  92008            Computer software company

First Allmerica Financial Life Insurance       440 Lincoln Street             Life, pension, annuity,
Company (formerly State Mutual Life            Worcester MA 01653             accident and health insurance
Assurance Company of America)                                                 company

First Sterling Limited                         440 Lincoln Street             Holding Company
                                               Worcester MA 01653

First Sterling Reinsurance Company             440 Lincoln Street             Reinsurance Company
Limited                                        Worcester MA 01653

Greendale Special Placements Fund              440 Lincoln Street             Massachusetts Grantor Trust
                                               Worcester MA 01653

The Hanover American Insurance                 100 North Parkway              Multi-line property and
Company                                        Worcester MA 01605             casualty insurance

The Hanover Insurance Company                  100 North Parkway              Multi-line property and
                                               Worcester MA 01605             casualty insurance

Hanover Texas Insurance Management             801 East Campbell Road         Attorney-in-fact for Hanover
Company, Inc.                                  Richardson TX 75081            Lloyd's Insurance Company

Hanover Lloyd's Insurance Company              801 East Campbell Road         Multi-line property and
                                               Richardson TX 75081            casualty insurance

Lloyds Credit Corporation                      440 Lincoln Street             Premium financing service
                                               Worcester MA 01653             franchises

Massachusetts Bay Insurance Company            100 North Parkway              Multi-line property and
                                               Worcester MA 01605             casualty insurance

Sterling Risk Management Services, Inc.        440 Lincoln Street             Risk management services
                                               Worcester MA 01653

ITEM 27. NUMBER OF CONTRACT OWNERS

      As of July 31, 1999, there were 76 Contract holders of qualified Contracts and 237 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

      To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

          1. for and breach of the director's duty of loyalty to the Company or its policyholders;

          2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

          3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B Section 62;

          4. for any transactions from which the director derived an improper personal benefit.

ITEM 29. PRINCIPAL UNDERWRITERS

          (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

               - VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

               - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

               -    Allmerica Investment Trust

          (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is: 440 Lincoln Street Worcester, Massachusetts 01653

          NAME                           POSITION OR OFFICE WITH UNDERWRITER
          ----                           -----------------------------------
          Emil J. Aberizk, Jr.             Vice President

          Edward T. Berger                 Vice President and Chief Compliance Officer

          Mary Eldridge                    Secretary

          Philip L. Heffernan              Vice President

          John F. Kelly                    Director

          Daniel Mastrototaro              Vice President

          William F. Monroe, Jr.           Vice President

          David J. Mueller                 Vice President and Controller

          John F. O'Brien                  Director

          Stephen Parker                   President, Director and Chief Executive Officer

          Edward J. Parry, III             Treasurer

          Richard M. Reilly                Director

          Eric A. Simonsen                 Director


          Mark G. Steinberg                Senior Vice President

          (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1998. No commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.


ITEM 32. UNDERTAKINGS

          (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

          (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

          (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

          (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

      Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

      1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

      2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

      3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

      4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

      Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                  EXHIBIT TABLE

Exhibit 8(c)        Director's Power of Attorney

Exhibit 9           Opinion of Counsel

Exhibit 10          Consent of Independent Accountants

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 26th day of August, 1999.

                             SEPARATE ACCOUNT KG OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                       By: /s/ Mary Eldridge
                                           ------------------------------
                                           Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                               Title                                         Date
----------                               -----                                         ----
/s/ Warren E. Barnes                     Vice President and Corporate Controller       August 26, 1999
------------------------------------
Warren E. Barnes

Edward J. Parry III*                     Director, Vice President, Chief Financial
------------------------------------     Officer and Treasurer


Richard M. Reilly*                       Director and Vice President
------------------------------------


John F. O'Brien*                         Director, President and Chief Executive
------------------------------------     Officer


Bruce C. Anderson*                       Director and Vice President
------------------------------------


Robert E. Bruce*                         Director, Vice President  and Chief
------------------------------------     Information Officer

John P. Kavanaugh*                       Director, Vice President and
------------------------------------     Chief Investment Officer


John F. Kelly*                           Director, Senior Vice President and
------------------------------------     General Counsel


J. Barry May*                            Director
------------------------------------


James R. McAuliffe*                      Director
------------------------------------


Robert P. Restrepo, Jr.*                 Director and Vice President
------------------------------------


Eric A. Simonsen*                        Director and Vice President
------------------------------------


Phillip E. Soule*                        Director and Vice President
------------------------------------


Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated July 1, 1999 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-63089)